SPDR SERIES TRUST
State Street® SPDR® Portfolio S&P 500® ETF
State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF
State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF
(each, a “Fund” and together, the “Funds”)
Supplement dated February 3, 2026 to the Prospectus
and Statement of Additional Information (“SAI”),
each dated October 31, 2025, as may be supplemented from time to time
Each Fund is classified as “diversified” under the Investment Company Act of 1940 and seeks to track the performance of its respective underlying index. Effective immediately, each Fund is updating its registration statement to reflect: (i) the Fund may become non-diversified solely as a result of tracking its index (e.g., as a result of changes in weightings of one or more component securities); and (ii) if the Fund crosses from diversified to non-diversified due to tracking its index, shareholder approval will not be sought. Accordingly, effective immediately:

1.	The following is added at the end of the first paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in each Fund’s Prospectus:
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

2.	The following discussion is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in each Fund’s Prospectus:
Non‑Diversification Risk: To the extent the Fund becomes “non‑diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become non‑diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).

3.
The risk chart within the “ADDITIONAL RISK INFORMATION” section of the Prospectus is updated to reflect that “Non‑Diversification Risk” is a principal risk of each Fund. In addition, the “Non‑Diversification Risk” included beneath the risk chart in the same section is replaced with the following:

Non‑Diversification Risk. Funds classified as “non‑diversified” may hold a smaller number of portfolio securities than many other funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. Certain diversified Funds may become non‑diversified for periods of time solely as a result of tracking their Index (e.g., changes in weightings of one or more component securities).

4.	The third paragraph in the “DIVERSIFICATION STATUS” discussion in the “INVESTMENT POLICIES” section of the SAI is replaced with the following:
Each Fund seeks to track the performance of its respective Index. The composition of each Index may fluctuate between non‑diversified and diversified solely due to changes in weightings of one or more Index components. As a result, a Fund’s diversification status may also fluctuate between non‑diversified and diversified depending on the composition of, and to approximately the same extent as, its respective Index. To the extent the State Street SPDR Portfolio S&P 500 ETF, State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF, State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF, or State Street SPDR Bloomberg Emerging Markets USD Bond ETF becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non‑diversified.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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SPDR SERIES TRUST

State Street® SPDR® S&P 500® ESG ETF

Supplement dated February 3, 2026 to the Statement of Additional Information (“SAI”),

dated October 31, 2025, as may be supplemented from time to time

Effective immediately, the following is added after the first paragraph in the “DIVERSIFICATION STATUS” discussion in the “INVESTMENT POLICIES” section of the SAI:

Each Fund seeks to track the performance of its respective Index. The composition of each Index may fluctuate between non-diversified and diversified solely due to changes in weightings of one or more Index components. As a result, a Fund’s diversification status may also fluctuate between non-diversified and diversified depending on the composition of, and to approximately the same extent as, its respective Index. To the extent the State Street SPDR S&P 500 ESG ETF becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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